RYDEX VARIABLE TRUST

                           MULTI-HEDGE STRATEGIES FUND

                          Supplement dated June 1, 2009
                                     to the
                          Prospectus dated May 1, 2009

     THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE MULTI-HEDGE STRATEGIES FUND PROSPECTUS DATED MAY 1, 2009 (THE "PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


     Effective August 1, 2009, the Multi-Hedge Strategies Fund's investment objective, which is non-fundamental and may be changed without shareholder approval, is intended to be revised as follows:

FUND OBJECTIVE

     The Multi-Hedge Strategies Fund seeks long-term capital appreciation with less risk than traditional equity funds. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



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